Taxation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Accumulated net operating loss which can be carried forward indefinitely		$ 8,372,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2025 to 2034		$ 280,623,000
Giganology Shenzhen and Xunlei Computer
Taxation
Withholding tax rate on foreign enterprises		10.00%
PRC Enterprise
Taxation
Effective income tax rate		25.00%
Qianhai Shenzhen Hongkong Modern Service Industry Cooperation Zoon
Taxation
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
High And New Technology Enterprises | Shenzhen Xunlei, Onething, Wangwenhua and Xunlei Computer
Taxation
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
State authority of china | Research And Development Enterprise Activities | Shenzhen Xunlei
Taxation
Portion of research and development expenses incurred that are allowable as tax deductible expenses (as a percent)	200.00%	175.00%
Domestic Tax Authority
Taxation
Withholding tax rate on foreign enterprises		10.00%
Withholding tax accrued or required to be accrued		$ 0	$ 0	$ 0
Domestic Tax Authority | High And New Technology Enterprises | PRC Enterprise
Taxation
Preferential tax rate (as a percent)		15.00%
Foreign Tax Authority | British Virgin Islands
Taxation
Withholding taxes on dividends paid		$ 0
Foreign Tax Authority | Hong Kong Subsidiaries
Taxation
Income tax rate		16.50%	16.50%
Foreign Tax Authority | Singapore Subsidiaries
Taxation
Income tax rate		17.00%
Foreign Tax Authority | Cayman Islands
Taxation
Withholding taxes on dividends paid		$ 0